Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of preparation

2.1. Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). The consolidated financial statements include the accounts of ASC and its subsidiaries. All subsidiaries are 100% directly or indirectly owned by ASC. One 50% owned joint venture entity is accounted for using the equity method (please refer to 2.20 below for more details). All intercompany balances and transactions have been eliminated on consolidation.

Uses of estimates

2.2. Uses of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, the selection of inputs used in the valuation model for share-based payment awards, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable. Actual results could differ from those estimates.

Reporting currency

2.3. Reporting currency

The consolidated financial statements are stated in U.S. Dollars. The functional currency of Ardmore is U.S. Dollars because Ardmore operates in international shipping markets which typically utilize the U.S. Dollar as the functional currency. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than U.S. Dollar are translated to reflect the year end exchange rates. Resulting gains and losses are included in the accompanying consolidated statement of operations.

Recent accounting pronouncements

2.4. Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, or ASC 606, a standard that will supersede virtually all of the existing revenue recognition guidance in U.S. GAAP. The main principle of ASC 606 is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. To achieve this principle, an entity should apply the following steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract(s), (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract(s), and (v) recognize revenue when, or as, the entity satisfies a performance obligation. The new standard became effective for us on January 1, 2018. The impact of ASC 606 on our consolidated financial statements is described below.
In February 2016, the FASB issued ASC 842, Leases (“ASC 842”), a standard which will replace previous topics on lease accounting. The revised guidance will require lessees to recognize on their balance sheet a right of use asset and corresponding liability in respect of all material lease contracts. Ardmore currently recognizes on its balance sheet those leases classified as capital leases. Those leases that are currently accounted for as operating leases (primarily for office space) will be included on Ardmore’s balance sheet as a right of use asset and related lease liability in accordance with the new guidance for an amount of approximately $2 million. There will be no significant impact on the statement of operations or cashflows. ASC 842 and related amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted, and requires the modified retrospective method of adoption. We are adopting this standard at the same time as ASC 606.
In applying ASC 606 and ASC 842, we have determined that certain of our spot charters should be considered operating leases, under ASC 842, with the Company as lessor, when the charterer has the right to obtain substantially all of the benefits and can direct how and for what purposes the vessel will be used and there are no substantive substitution rights. We will assess new spot charter contracts to determine whether they should be recognized under ASC 606 or ASC 842. Any future spot charter that does not contain a lease will be accounted for under ASC 606, whereby the period over which we recognize revenue will change. At present revenue is recognized from the later of signing of an agreement, or previous discharge date if there is a previous commitment, until completion of cargo discharge. Under ASC 606 revenue would be recognized from when the vessel arrives at the load port until completion of cargo discharge.
For voyages in progress at December 31, 2017, we have determined these constitute leases under ASC 842 and that the commencement date is the later of signing of an agreement or previous discharge date if there is a previous commitment. Based on this assessment, we have determined that no material adjustment to opening retained earnings at January 1, 2018 will be needed in order to be compliant with ASC 606 and ASC 842 at adoption.
We do not anticipate a significant impact of ASC 606 or ASC 842 on our consolidated financial statements as regards our pool arrangements. In respect of time charter arrangements, revenue is currently accounted for under ASC 840 and we do not anticipate any significant impact of ASC 606 or ASC 842.
In January 2018, the FASB issued a proposed amendment to ASU 2016-02 that would allow lessors to elect, as a practical expedient, to not separate lease and non-lease components and allow these components to be accounted for as a single lease component if both (i) the timing and pattern of the revenue recognition for the non-lease component and the related lease component are the same and (ii) the combined single lease component would be classified as an operating lease.
If the proposed practical expedient mentioned above is adopted and elected, it is expected that revenue from spot charters will be presented under a single lease component presentation. However, without the proposed practical expedient, it is expected that spot charter revenue will be separated into lease and non-lease components, respectively.
In August 2016, the FASB issued an update to ASC 230, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments based on a consensus of the Emerging Issues Task Force (EITF), to address the classification of certain cash receipts and cash payments on the statement of cash flows. The new guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The standard will be effective for annual and interim periods beginning after December 15, 2017, with early adoption permitted. Entities are required to apply the guidance retrospectively. The Company does not anticipate any significant impact of this standard on its consolidated financial statements and related disclosures.
In November 2016, the FASB issued an update to ASC 230, Statement of Cash Flows (Topic 230): Restricted Cash, to address classification of activity related to restricted cash and restricted cash equivalents in the cash flows. The standard eliminates the presentation of transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, a reconciliation of the totals in the cash flows to the related captions in the balance sheet are required, either on the face of the cash flow or in the notes to the financial statements. Additional disclosures are required for the nature of the restricted cash and restricted cash equivalents. The standard will be effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. The Company does not anticipate any significant impact of this standard on its consolidated financial statements and related disclosures.
In February 2017, FASB issued ASC 610, Other Income — Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20). This standard contains final guidance that clarifies the scope and application of ASC 610-20 on the sale or transfer of non-financial assets and in substance non-financial assets to non-customers, including partial sales. This standard applies to non-financial assets, including real estate, ships and intellectual property, and clarifies that the derecognition of all businesses is in the scope of ASC 810. This standard will be effective for annual and interim periods beginning after December 15, 2017, with early adoption permitted. The Company does not anticipate any significant impact of this standard on its consolidated financial statements and related disclosures.
In May 2017, the FASB issued ASC 718, Compensation — Stock Compensation (Topic 718) to provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. This standard will be effective for annual and interim periods beginning after December 15, 2017, with early adoption permitted. The Company does not anticipate any significant impact of this standard on its consolidated financial statements and related disclosures.

Cash and cash equivalents

2.5. Cash and cash equivalents

Ardmore classifies investments with an original maturity date of three months or less as cash and cash equivalents.

Receivables, trade

2.6. Receivables, trade

Receivables, trade include amounts due from charterers for hire and other recoverable expenses due to Ardmore. At the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts.

Working capital advances

2.7. Working capital advances

Working capital advances relate to capital advanced directly to ship pools in which Ardmore’s vessels operate. All working capital amounts are classified as current assets where it is expected that the amounts advanced will be realized within one year.

Prepayments

2.8. Prepayments

Prepayments consist of payments in advance for insurance or other ad hoc prepaid purchases.

Advances and deposits

2.9. Advances and deposits

Advances and deposits primarily include amounts advanced to third-party technical managers for expenses incurred by them in operating the vessels, together with other necessary deposits paid during the course of business.

Other receivables

2.10. Other receivables

Other receivables primarily relate to insurance claims outstanding, and certain assets held by vessel managers. Insurance claims are recorded, net of any deductible amounts, at the time Ardmore realizes insured damages, where recovery is highly likely under the related insurance policies and where Ardmore can make an estimate of the amount to be reimbursed following the insurance claim. At the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts.

Inventories

2.11. Inventories

Inventories consist of bunkers, lubricating oils and other consumables on board the Company’s vessels. Inventories are valued at the lower of cost or market value on a first-in first-out basis. Cost is based on the normal levels of cost and comprises the cost of purchase, being the suppliers’ invoice price with the addition of charges such as freight or duty where appropriate.

Vessels

2.12. Vessels

Vessels are recorded at their cost less accumulated depreciation. Vessel cost comprises acquisition costs directly attributable to the vessel and the expenditures made to prepare the vessel for its initial voyage. Vessels are depreciated on a straight-line basis over their estimated useful economic life from the date of initial delivery from the shipyard. The useful life of Ardmore’s vessels is estimated at 25 years from the date of initial delivery from the shipyard. Depreciation is based on cost less estimated residual scrap value. Residual scrap value is estimated as the lightweight tonnage of each vessel multiplied by the estimated scrap value per ton. Ardmore capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend a vessel’s useful life or increase the operational efficiency of a vessel. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred.

Impairment

2.13. Impairment

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount. Net operating cash flows are determined by applying various assumptions regarding future revenues net of commissions, operating expenses, scheduled drydockings, expected offhire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. An impairment charge is recognized if the carrying value is in excess of the estimated future undiscounted net operating cash flows. The impairment loss is measured based on the excess of the carrying amount over the fair market value of the asset.

Drydock expenditure

2.14. Drydock expenditure

Vessels are typically drydocked every three to five years. Expenditures incurred in drydocking are deferred and amortized until the next scheduled drydocking. Ardmore only includes in deferred drydocking costs those direct costs that are incurred as part of the drydocking to meet regulatory requirements, expenditures that add economic life to the vessel, and expenditures that increase the vessels earnings capacity or improve the vessels operating efficiency. Expenses for routine maintenance and repairs are expensed as incurred.

Vessels under construction

2.15. Vessels under construction

The carrying value of the vessels under construction represents the accumulated costs to the consolidated balance sheet date which Ardmore has had to pay by way of purchase instalments and other capital expenditures, together with capitalized interest and other pre-delivery costs. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate (“the capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. If Ardmore’s borrowings are directly attributable to the vessels under construction, Ardmore uses the rate on that borrowing as the capitalization rate. If average accumulated expenditures for the asset exceed the amounts of specific borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of Ardmore. Ardmore does not capitalize amounts in excess of actual interest expense incurred in the period. No charge for depreciation is made until the vessel is available for use.

Vessels held for sale

2.16. Vessels held for sale

Assets are classified as held for sale when management, having the authority to approve the action, commits to a plan to sell the asset, the sale is probable within one year, and the asset is available for immediate sale in its present condition. Consideration is given to whether an active program to locate a buyer has been initiated, whether the asset is marketed actively for sale at a price that is reasonable in relation to its current fair value, and whether actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. When assets are classified as held for sale, they are tested for impairment. An impairment charge is recognized when the carrying value of the asset exceeds the estimated fair value, less transaction costs. Assets classified as held for sale are no longer depreciated.

Deposit for vessel acquisition

2.17. Deposit for vessel acquisition

Cash paid as deposit for an acquisition of a vessel that is considered restricted cash.

Leasehold improvements

2.18. Leasehold improvements

Leasehold improvements relate to fit-out costs for work completed on Ardmore’s offices at One Albert Quay, Cork, Ireland. These are recorded at their cost less accumulated depreciation and are depreciated over the life of the lease of ten years.

Other non-current assets

2.19. Other non-current assets

Other assets relate to office equipment, fixtures and fittings. These are recorded at their cost less accumulated depreciation and are depreciated based on an estimated useful life of five years.

Equity accounted investments
2.20. Equity accounted investments

Ardmore’s investment in Anglo Ardmore Ship Management Limited is accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. Ardmore evaluates its equity accounted investment for impairment when events or circumstances indicate that the carrying value of such investment may have experienced an other than temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in Ardmore’s consolidated statements of operations.

Payables, trade

2.21. Payables, trade

Payables, trade include all accounts payable and accrued liabilities in relation to the operating and running of the vessels, along with amounts due for general and administrative expenses.

Other payables

2.22. Other payables

Other payables primarily consist of amounts due for minor ad hoc payables.

Capital leases

2.23. Capital leases

Capital leases relate to financing arrangements for vessels in operation. Interest costs are expensed to interest expense and finance costs in the consolidated statement of operations using the effective interest method over the life of the lease.

Contingencies

2.24. Contingencies

Claims, suits and contingencies arise in the ordinary course of Ardmore’s business. Ardmore provides for these contingencies when (i) it is probable that a liability has been incurred at the date of the financial statements and (ii) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is required for contingencies that do not meet both these conditions if there is a reasonable possibility that a liability may have been incurred at the balance sheet date. Any such matters that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements, are discussed in Note 20 to the consolidated financial statements.

Distributions to shareholders

2.25. Distributions to shareholder

Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the additional paid in capital account. Ardmore operates a policy of paying out distributions equal to 60% of Earnings from Continuing Operations.

Equity issuance costs

2.26. Equity issuance costs

Incremental costs incurred that are directly attributable to a proposed or actual offering of equity securities are deferred and deducted from the related proceeds of the offering, and the net amount is recorded as contributed shareholders’ equity in the period when such shares are issued. Other costs incurred that are not directly attributable, but are related, to a proposed or actual offering are expensed as incurred.

Debt issuance costs

2.27. Debt issuance costs

Financing charges including fees, commissions and legal expenses associated with securing loan facilities and capital lease agreements are presented in the consolidated balance sheet as a direct deduction from the carrying amount of debt liability. These costs are amortized to interest expense and finance costs in the consolidated statement of operations using the effective interest method over the life of the related debt.

Share based compensation

2.28. Share based compensation

Ardmore may grant share-based payment awards, such as restricted stock units, as incentive-based compensation to certain employees. Ardmore measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. If the award contains a market condition, such conditions are included in the determination of the fair value of the stock unit. Once the fair value has been determined, the associated expense is recognized in the consolidated statement of operations over the requisite service period.

Treasury stock

2.29. Treasury stock

When shares are acquired for a reason other than formal or constructive retirement, the shares are presented separately as a deduction from equity. If the shares are retired or subsequently sold, any gain would be allocated as a reduction in additional paid in capital and any loss as a reduction in retained earnings.

Dividend Reinvestment Plan

2.30. Dividend Reinvestment Plan

In April 2015, Ardmore established a Dividend Reinvestment Plan (“DRIP”) to enable shareholders to reinvest their quarterly dividend in common shares of the Company. The Form F-3D registration statement detailing these shares is available from the SEC website. The DRIP allows for the purchase of additional common shares by either full dividend reinvestment or partial dividend reinvestment.
When a shareholder signs up to the plan there are two options available to Ardmore when sourcing the shares for settlement under the DRIP.
1.	Open Market (“OM”): Ardmore issues shares already available in the open market or in privately negotiated transactions.
2.	Original Issue (“OI”): Ardmore registers and issues additional new shares.
The purchase price for shareholders of common shares under the DRIP depends on which option Ardmore chooses. For OM shares the price is the weighted average of the actual price paid for all shares purchased by the Transfer Agent on behalf of the participants of the DRIP. For OI shares the price is the daily high and the daily low average share price for the five business days immediately preceding the dividend payment date. In instances where Ardmore chooses OM settlement, the accounting treatment is the same as when a regular dividend is paid and not reinvested by shareholders, since Ardmore makes a cash payment equal to the amount of the dividend.
In instances where Ardmore chooses OI settlement, we record an increase in Share Capital for the par value of the shares and record any excess of market value over par within Additional Paid in Capital. The dividend is distributed first from retained earnings but is applied to additional paid in capital if retained earnings are not sufficient.
In instances where Ardmore utilizes existing treasury shares (which can only occur under an OI transaction), we reduce Treasury Shares and increase Share Capital for the par value of the shares to be issued. Any excess of market value over cost is recorded in Additional Paid in Capital. If a gain arises on utilizing Treasury Stock for the dividend reinvestment, we recognize the gain within Additional Paid in Capital. If a loss arises, we record the loss within retained earnings.

Financial instruments

2.31. Financial instruments

The carrying values of cash and cash equivalents, accounts receivable and accounts payable reported in the consolidated balance sheet are reasonable estimates of their fair values due to their short-term nature. The fair values of long-term debt approximate the recorded values due to the variable interest rates payable.

Revenues and expenses

2.32. Revenues and expenses

2.32.1. Time charter revenues

If a time charter agreement exists, the rate is fixed or determinable, service is provided and collection of the related revenue is reasonably assured, Ardmore recognizes revenues over the term of the time charter. Ardmore does not recognize revenue during days the vessel is offhire. Where the time charter contains a profit or loss sharing arrangement, the profit or loss is recognized based on amounts earned or incurred as of the reporting date.

2.32.2. Pool revenues

Revenues and voyage expenses of Ardmore’s vessels operating in commercial pooling arrangements are pooled with the revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula. The formulas used to allocate net pool revenues vary among different pools but generally allocates revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighted adjustments made to reflect the vessels’ differing capacities and performance capabilities. Ardmore accounts for its vessels’ share of net pool revenue on the allocated time charter equivalent on a monthly basis. Net pool revenues due from the pool are included in receivables, trade.

2.32.3. Voyage revenues

Revenues from voyage charters on the spot market are recognized ratably on a discharge-to-discharge basis i.e. from when cargo is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage, provided an agreed non-cancelable charter between Ardmore and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Revenue under voyage charters will not be recognized until a charter has been agreed even if the vessel has discharged its previous cargo and is proceeding to an anticipated port of loading. Demurrage revenue, which is included in voyage revenues, represents payments by the charterer to Ardmore when the loading or discharging time exceeds the stipulated time in the voyage charter, and is recognized ratably on a discharge-to-discharge basis i.e. from when cargo is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage, the amount is fixed or determinable and collection is reasonably assured.

2.32.4. Expenses

All voyage expenses are expensed as incurred. Under time charters or pool employment, expenses such as bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls and agency fees are paid by the charterers. Under voyage charters, these expenses are borne by Ardmore and expensed as incurred.
All commissions and administration fees are expensed as incurred which is over the term of the employment of the vessel.
Vessel operating expenses are costs that are directly attributable to the operation of the vessels such as costs of crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees. Vessel operating expenses are expensed as incurred.

2.32.5. Charter hire costs

Charter hire costs relate to amounts paid for chartering in vessels. Charter hire costs are expensed to the statement of operations as incurred.

Income taxes

2.33. Income taxes

Republic of the Marshall Islands

Ardmore Shipping Corporation, Ardmore Shipping LLC, Ardmore Maritime Services LLC, and all vessel owning subsidiaries are incorporated in the Republic of the Marshall Islands. Ardmore Shipping Corporation believes that neither it, nor its subsidiaries, are subject to taxation under the laws of the Republic of the Marshall Islands and that distributions by its subsidiaries to Ardmore Shipping Corporation will not be subject to any taxes under the laws of the Republic of the Marshall Islands.

Bermuda

Ardmore Shipping (Bermuda) Limited is incorporated in Bermuda. Ardmore Shipping Corporation, Ardmore Shipping LLC and Ardmore Shipping (Bermuda) Limited are tax residents of Bermuda. Ardmore Shipping Corporation believes that neither it, nor its subsidiaries, are subject to taxation under the laws of Bermuda and that distributions by its subsidiaries to Ardmore Shipping Corporation will not be subject to any taxes under the laws of Bermuda.

Ireland

Ardmore Shipholding Limited and Ardmore Shipping Services (Ireland) Limited are incorporated in Ireland. Ardmore Shipholding Limited no longer actively operates as a company and as such is not anticipated to generate trading income subject to corporation tax in Ireland.
Ardmore Shipping Services (Ireland) Limited’s trading profits are taxable at the standard corporation tax rate which is currently 12.5% based on generally accepted accounting principles in Ireland. Any non-trading/passive income is taxed at the higher corporation tax rate which is currently 25%.

United States of America

Ardmore Shipping (Americas) LLC (“ASUS”) and Ardmore Trading (USA) LLC are incorporated in Delaware and treated as corporations for U.S. tax purposes. ASUS and ATUS will be subject to U.S. tax on their worldwide net income.
Singapore
Ardmore Shipping (Asia) Pte. Limited and Ardmore Tanker Trading (Asia) Pte. Limited are incorporated in Singapore. Ardmore Shipping (Asia) Pte. Limited qualified as an “Approved International Shipping Enterprise” by the Singapore authorities with effect from August 1, 2015. This entitles the company to tax exemption on profits derived from ship operations for any ships which are owned or chartered in by Ardmore Shipping (Asia) Pte. Limited.
Ardmore Tanker Trading (Asia) Pte. Limited will be subject to Singapore tax on its worldwide profits. However, the company had not commenced business as at December 31, 2017 and therefore we do not expect it to be taxed for 2017.
Deferred taxation
Deferred income tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statements and tax basis of existing assets and liabilities using enacted rates applicable to the periods in which the differences are expected to affect taxable income. Deferred income tax balances included on the consolidated balance sheet reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. The recoverability of these future tax deductions is evaluated by assessing the adequacy of future taxable income, including the reversal of temporary differences and forecasted operating earnings. If it is deemed more likely than not that the deferred tax assets will not be realized Ardmore provides for a valuation allowance. Income taxes have been provided for all items included in the consolidated statement of operations regardless of when such items were reported for tax purposes or when the taxes were actually paid or refunded. Deferred tax for the year ended December 31, 2017 amounted to $0 (2016: $0).

Uncertainties related to income taxes

Companies are to determine whether it is more-likely-than-not that the tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not threshold it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. Uncertainties related to income taxes recognized for the year ended December 31, 2017 amounted to $0 (2016: $0).